Investment in associate - Statements of financial position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Cash and cash equivalents	$ 375,479	$ 223,890	$ 254,934
Non-current assets	3,367,615	3,530,996
Current liabilities	(747,948)	(606,933)
Investment in associate	188,922	197,402
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Net assets	112,600	121,158
Long-term receivable from Atlas	76,322	76,244
Investment in associate	$ 188,922	$ 197,402
Percentage of ownership interest in associates	63.10%	63.10%
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Cash and cash equivalents	$ 8,361	$ 15,530
Other current assets	79,738	45,219
Non-current assets	289,671	324,297
Current liabilities	(41,388)	(24,783)
Other long-term liabilities, including current maturities	(157,935)	(168,253)
Net assets	$ 178,447	$ 192,010